Restructuring, Impairment and Transaction-Related Charges (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring, Impairment and Transaction Related Charges [Abstract]
Schedule of Restructuring and Related Costs
The Company recorded restructuring, impairment and transaction-related charges for the three and nine months ended September 30, 2014 and 2013, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Employee termination charges	$2.4	$4.9	$21.1	$12.6
Impairment charges	3.1	8.8	6.2	18.5
Transaction-related charges	0.4	0.3	1.7	3.5
Integration costs	4.1	6.2	8.7	21.3
Other restructuring charges	4.1	7.6	8.2	27.0
Total	$14.1	$27.8	$45.9	$82.9

The Company recorded restructuring, impairment and transaction-related charges for the years ended December 31, 2013, 2012 and 2011 as follows:

	2013	2012	2011
Employee termination charges	$15.7	$27.2	$29.5
Impairment charges	21.8	23.0	13.8
Transaction-related charges	4.0	4.1	2.9
Integration costs	25.2	44.6	45.7
Other restructuring charges	28.6	19.4	22.1
Total	$95.3	$118.3	$114.0

Schedule of Restructuring Reserve by Type of Cost
Activity impacting the Company's reserves for restructuring, impairment and transaction-related charges for the nine months ended September 30, 2014, was as follows:

	Employee Termination Charges	Impairment Charges	Transaction-Related Charges	Integration Costs	Other Restructuring Charges	Total
Balance at December 31, 2013	$4.8	$—	$0.2	$3.7	$19.3	$28.0
Expense	21.1	6.2	1.7	8.7	8.2	45.9
Cash payments	(16.7)	—	(1.5)	(9.0)	(13.8)	(41.0)
Non-cash adjustments	(0.3)	(6.2)	—	(1.5)	0.8	(7.2)
Balance at September 30, 2014	$8.9	$—	$0.4	$1.9	$14.5	$25.7

Activity impacting the Company's reserves for restructuring, impairment and transaction-related charges for the years ended December 31, 2013 and 2012 was as follows:

	Employee Termination Charges	Impairment Charges	Transaction-Related Charges	Integration Costs	Other Restructuring Charges	Total
Balance at January 1, 2012	$9.3	$—	$—	$18.2	$26.7	$54.2
Expense from continuing operations	27.2	23.0	4.1	44.6	19.4	118.3
Cash payments	(30.4)	—	(3.2)	(59.3)	(34.3)	(127.2)
Non-cash adjustments	—	(23.0)	—	—	11.0	(12.0)
Balance at December 31, 2012	$6.1	$—	$0.9	$3.5	$22.8	$33.3
Expense from continuing operations	15.7	21.8	4.0	25.2	28.6	95.3
Cash payments	(17.0)	—	(4.7)	(25.0)	(33.2)	(79.9)
Non-cash adjustments	—	(21.8)	—	—	1.1	(20.7)
Balance at December 31, 2013	$4.8	$—	$0.2	$3.7	$19.3	$28.0